Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 47,507	$ 42,061
Current expected credit losses	3,042	2,901
Impairment of long-term investments	2,379	2,415
Other deductible temporary difference	665	130
Deferred tax assets	53,593	47,507
Less valuation allowance	(53,593)	(47,507)
Deferred tax assets, net	0	0
Recognition of intangible assets arising from business combination	(92)	(196)
Deferred tax liabilities, net	$ (92)	$ (196)